INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate use is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2020 and 2019 with a carrying amount of 18,537 and 9,388, respectively.

The Company has recognized an impairment of 83, 720 and 306 as of December 31, 2020, 2019 and 2018, respectively. The impairment was recognized as a result of the Company's evaluation of such internal developments, upon which the Company projected lower future cash flows from the related intangible assets.

Intangible assets as of December 31, 2020 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Total
Useful life (years)	5	1 - 9	3
Cost
Values at beginning of year	48,318	25,285	586	74,189
Additions related to business combinations (note 25.16)	813	49,507	248	50,568
Additions from separate acquisitions	7,065	—	—	7,065
Additions from internal development	17,388	—	—	17,388
Disposals	(1,025)	—	—	(1,025)
Translation	(21)	—	—	(21)
Values at end of year	72,538	74,792	834	148,164

Amortization and impairment
Accumulated at beginning of year	35,473	11,020	586	47,079
Additions	12,328	2,439	38	14,805
Impairment loss recognized in profit or loss	83	—	—	83
Disposals	(518)	—	—	(518)
Translation	(6)	—	—	(6)
Accumulated at end of year	47,360	13,459	624	61,443
Carrying amount	25,178	61,333	210	86,721

Intangible assets as of December 31, 2019 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Total
Useful life (years)	5	1 - 4	3
Cost
Values at beginning of year	36,957	10,896	586	48,439
Additions related to business combinations (note 25.16)	—	14,389	—	14,389
Additions from separate acquisitions	4,188	—	—	4,188
Additions from internal development	7,212	—	—	7,212
Disposals	(26)	—	—	(26)
Translation	(13)	—	—	(13)
Values at end of year	48,318	25,285	586	74,189

Amortization and impairment
Accumulated at beginning of year	26,179	9,896	586	36,661
Additions	8,589	1,124	—	9,713
Impairment loss recognized in profit or loss	720	—	—	720
Disposals	(2)	—	—	(2)
Translation	(13)	—	—	(13)
Accumulated at end of year	35,473	11,020	586	47,079
Carrying amount	12,845	14,265	—	27,110